VARIABLE INTEREST ENTITIES Narrative (Details) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended
	Aug. 31, 2013 Senior Interest [Member]	Aug. 31, 2012 Senior Interest [Member]	Aug. 31, 2013 Monsanto Interest [Member]	Aug. 31, 2012 Monsanto Interest [Member]	Aug. 31, 2013 Minimum [Member] Monsanto Interest [Member]	Aug. 31, 2012 Minimum [Member] Monsanto Interest [Member]	Jun. 30, 2013 Biotechnology Company [Member] phase	Aug. 31, 2013 Biotechnology Company [Member]	Aug. 31, 2013 Biotechnology Company [Member] Maximum [Member]	Jun. 30, 2013 GrassRoots Biotechnology, Inc. [Member]
Revolving Financing Programs [Line Items]
VIE, ownership percentage	91.00%	88.00%	9.00%	12.00%	9.00%	12.00%			1.00%
Maximum future ownership percentage							35.00%
Maximum funding amount							$ 16,000,000
Number of funding phases							3
Ownership percentage from call option							100.00%
Call option total aggregate payments							15,000,000
Call option consideration paid								7,000,000
Maximum loss exposure								$ 11,000,000
Acquiree percentage										100.00%